Long-term Debt (Tables)	12 Months Ended
Mar. 31, 2019
Borrowings [Abstract]
Summary of Detailed Information About Borrowings

		March 31,	March 31,
	Maturity Date	2019	2018

Convertible senior notes at 4.25% interest with semi-annual interest payments	July 15, 2023

Principal amount		$600,000	$-
Accrued interest		5,454	-
Non-credit risk fair value adjustment (FVTPL)		183,120	-
Credit risk fair value adjustment (FVOCI)		47,130	-

		835,704	-

Term loan facility advanced in the form of prime rate operating loan, bearing interest rate of prime plus 1.0%	October 31, 2021	$95,000	$-

Other mortgages, loans, and financings		15,271	8,422

		945,975	8,422
Less: current portion		(103,716)	(1,557)

Long-term portion		$842,259	$6,865

Summary of Principal Repayments of Long-term Debt

(iv) Principal repayments

Principal repayments required on the long-term debt in the next five years are as follows:

2020	$98,575
2021	3,545
2022	3,541
2023	1,123
2024	601,123
Thereafter	2,122

Total principal repayments on long-term debt	$710,029